NATURE OF THE ORGANIZATION AND BUSINESS - Company's major subsidiaries, VIE and subsidiaries of the VIE (Details)	Jun. 30, 2022	Dec. 31, 2020
BaiJia Cloud Limited ("BaiJiaYun HK") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Beijing Baishilian Technology Co., Ltd. ("BaiJiaYun WFOE") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Shenzhen Baishilian Technology Co., Ltd. ("Shenzhen Baishilian") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Nanning Baishilian Information Technology Co., Ltd. ("Nanning Baishilian") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Nanjing Baishilian Technology Co., Ltd. ("Nanjing Baishilian") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Wuhan Baijia Cloud Technology Co., Ltd. ("Wuhan BaiJiaYun") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Nanjing Baijia Cloud Technology Co., Ltd. ("Nanjing BaiJiaYun") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Baijiayun Information Technology Co., Ltd. ("BaiJiaYun Information Technology")
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership		51.00%
Baijiayun Information Technology Co., Ltd. ("BaiJiaYun Information Technology") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Guizhou Baijia Cloud Technology Co., Ltd. ("Guizhou BaiJiaYun") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Baijia Cloud Technology Co., Ltd. ("BaiJia Cloud Technology ") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%	70.00%
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as "Beijing Haoyu Xingchen Cultural Communication Co., Ltd.") ("Haoyu Xingchen") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Xian Baijiayun Information Technology Co Ltd Member]
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	51.00%
Henan Baijia Cloud Information Technology Co., Ltd. ("Henan BaiJiaYun")
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	51.00%
Chengdu Digital Bird Technology Co., Ltd. ("Chengdu BaiJiaYun") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Wuhan BaiJiaShiLian Technology Co., Ltd. ("Wuhan BaiJiaShiLian") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Guangxi Weifang Technology Co., Ltd. ("Guangxi Weifang") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Shanghai BaiJiaYun Technology Co., Ltd. ("Shanghai BaiJiaYun") | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	100.00%
Beijing Deran Technology Co., Ltd [Member] | BaiJiaYun VIE and its subsidiaries
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
% of Ownership	51.00%